Submission	Feb. 24, 2025
Submission [Line Items]
Central Index Key	0001468174
Registrant Name	Hyatt Hotels Corporation
Form Type	SC TO
Submission Type	SC TO-T
Fee Exhibit Type	EX-FILING FEES